Stock Based Compensation (Detail Textuals 3) - Restricted stock units - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	483,913
Unamortized expense	$ 11,402,327	$ 12,527,573
Period for recognition of unamortized expense	1 year 5 months 1 day	1 year 6 months 11 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of RSUs	2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of RSUs	4 years
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period		387,868
Remaining number of shares vested in period		708,303
Vesting on each of first and second anniversaries of recipient's grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period		525,999
Vesting percentage		50.00%
One-third vesting on each of first, second, and third anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period		21,738
Description of vesting percentage		one-third vesting
Vesting on each of third and fourth anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period		160,566
Vesting percentage		50.00%